Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Health Care Services Portfolio	Apr. 29, 2024
Select Health Care Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	1.51%
Past 5 years	11.81%
Past 10 years	12.49%
Select Health Care Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.37%
Past 5 years	11.08%
Past 10 years	10.97%
Select Health Care Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.99%
Past 5 years	9.40%
Past 10 years	9.91%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1520
Average Annual Return:
Past 1 year	2.33%
Past 5 years	13.33%
Past 10 years	13.46%